Leases - Summary of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating cash flows from operating leases	$ 6,750	$ 6,759	$ 22,721	$ 28,695